Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables
Schedule of trade payables

	12.31.2024	12.31.2023
Third parties in Brazil	3,657	3,624
Third parties abroad	2,409	1,176
Related parties	16	13
Total	6,082	4,813